Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.03%(a)
Pennsylvania–142.38%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$2,000	$1,947,809
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	3,865	3,878,230
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	1,320	1,328,044
Series 2021 A, RB (INS - AGI)(b)(c)	4.00%	01/01/2056	3,000	2,616,541
Series 2023 A, RB (INS - AGI)(b)(c)	5.50%	01/01/2053	4,000	4,166,102
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	3,760	3,786,415
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.45%	02/01/2037	805	807,862
Allegheny (County of), PA Sanitary Authority;
Series 2018, RB	4.00%	06/01/2048	2,100	1,945,092
Series 2022, RB	5.75%	06/01/2052	1,750	1,881,608
Allegheny County Sanitary Authority; Series 2025, RB(e)	5.25%	12/01/2058	7,000	7,360,048
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2024, RB(f)	5.00%	05/01/2042	2,820	2,935,515
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(f)	6.25%	05/01/2042	1,750	1,792,418
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,186,775
Bucks (County of), PA Industrial Development Authority (Grand View Hospital); Series 2021, RB	5.00%	07/01/2054	760	761,404
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	991,014
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,715,800)(g)	5.00%	12/01/2051	3,625	2,778,994
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,121,359
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,331,404
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds); Series 2019, RB	4.00%	12/01/2049	1,650	1,486,420
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	150	107,831
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2038	1,450	851,772
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	275	206,946
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	550	395,380
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2031	3,500	3,626,509
Series 2018, RB	5.00%	06/01/2032	2,000	2,070,741
Series 2018, RB	5.00%	06/01/2033	2,000	2,070,246
Series 2018, RB	5.00%	06/01/2035	3,045	3,139,447
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	1,590	1,590,910
Cumberland County Municipal Authority;
Series 2026, Ref. RB	5.00%	05/01/2046	1,000	1,056,742
Series 2026, Ref. RB	5.50%	06/01/2056	2,000	2,026,922
Dallas Area Municipal Authority (Misericordia University); Series 2019, Ref. RB	5.00%	05/01/2048	3,000	2,739,168
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,000	1,847,622
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2030	1,420	1,420,709
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	5.00%	05/01/2047	480	442,521
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2019, RB	5.00%	12/01/2049	510	459,689
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,809,766
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	2,425	2,356,198
Lancaster (City of), PA Municipal Authority (Garden Spot Village); Series 2024, RB	5.00%	05/01/2059	1,160	1,126,299
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	770	770,971
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,500,407
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	$3,800	$3,799,930
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,076,345
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,280,769
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	750	617,787
Series 2021, Ref. RB	4.00%	03/01/2051	265	206,225
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	7,395	6,458,884
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	1,210	1,284,923
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2049	5,075	5,021,058
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	2,400	2,464,253
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	512,235
Series 2022 A, RB	4.50%	01/01/2045	450	437,514
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	2,460	2,429,316
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	3,000	2,980,404
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	3,550	3,114,241
Series 2022, Ref. RB	4.00%	05/01/2056	5,755	4,902,661
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,298,607
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	973,162
Series 2021, Ref. RB	4.00%	10/01/2046	625	550,099
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	2,840	2,840,800
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	984,948
Montgomery (County of), PA Redevelopment Authority (River Pionte); Series 2023, RB(f)	6.50%	09/01/2043	1,700	1,768,648
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,172,620
Series 2016, Ref. RB	5.00%	08/15/2046	625	625,547
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	504,638
Series 2019, Ref. RB	5.00%	11/01/2044	950	931,666
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	968,492
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	983,094
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,514,062
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(f)(i)	5.45%	03/27/2035	1,000	1,086,898
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,366,609
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	1,150	1,208,370
Series 2022, RB(b)	5.25%	06/30/2053	7,595	7,684,285
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,640,885
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,750,201
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	409,603
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	1,050	1,016,476
Series 2021, Ref. RB	4.00%	07/01/2046	4,180	3,741,884
Series 2023, RB	5.25%	07/01/2049	710	719,012
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	$2,470	$2,197,590
Series 2026 A, Ref. RB	5.00%	12/15/2056	8,000	8,104,065
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 B, RB(b)	5.00%	06/01/2050	500	477,602
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	2,570	1,704,336
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania) ; Series 2025 A, RB(e)(j)	4.25%	02/15/2055	2,500	2,372,852
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	717	759,033
Series 2023 143-A, RB	5.30%	04/01/2044	4,000	4,220,796
Series 2024-145A, RB	6.00%	10/01/2054	1,385	1,495,352
Series 2024-146A, RB	6.25%	10/01/2054	1,885	2,043,899
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,074,612
Series 2009 C, RB	6.25%	06/01/2026	4,840	4,840,000
Series 2009 E, RB	6.38%	12/01/2038	720	749,540
Series 2017 A, RB(e)(j)	5.50%	12/01/2042	10,000	10,089,212
Series 2017 B-1, RB	5.25%	06/01/2047	4,000	4,045,774
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,085,950
Series 2023 A, Ref. RB	5.00%	12/01/2048	5,520	5,777,978
Series 2023 A, Ref. RB	5.00%	12/01/2053	2,600	2,694,985
Pennsylvania State University (The); Series 2024, RB	5.00%	09/01/2049	1,075	1,129,659
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,039,005
Series 2020 A, RB	5.00%	11/01/2050	5,000	5,118,229
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,308,706
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	899,273
Series 2021, Ref. RB (INS - AGI)(b)(c)	4.00%	07/01/2039	1,000	997,534
Series 2023 B, RB (INS - AGI)(c)(e)	5.50%	09/01/2053	2,500	2,667,384
Series 2024 C, RB (INS - AGI)(c)(e)	5.25%	09/01/2049	7,500	7,973,046
Philadelphia (City of), PA (1998 General Ordinance);
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,109,037
Series 2024, RB (INS - AGI)(c)	5.25%	08/01/2054	4,695	4,916,894
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(e)	5.25%	07/01/2049	3,000	3,198,130
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	938,607
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	1,180	930,914
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB(f)	6.00%	05/01/2030	2,260	2,093,098
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	280	287,460
Series 2020, RB	5.00%	08/01/2040	620	628,523
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,500,251
Philadelphia (City of), PA Authority for Industrial Development (Rebuild); Series 2025 A, RB	5.00%	12/01/2044	2,200	2,390,084
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(f)	5.00%	06/15/2039	615	625,914
Series 2024, Ref. RB(f)	5.00%	06/15/2043	500	502,515
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,049,173
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	1,700	1,594,933
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,025	3,006,844
Philadelphia School District (The); Series 2021 A, GO Bonds (INS - BAM)(c)	4.00%	09/01/2046	1,000	931,266
Pittsburgh (City of), PA Water & Sewer Authority; Series 2025 A, RB	5.00%	09/01/2052	2,500	2,602,135
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	$1,000	$1,010,112
Series 2025 A, Ref. RB	4.38%	11/01/2055	1,000	885,664
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,170,350
Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	385	386,988
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,005,220
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,420,174
				275,097,699
Puerto Rico–10.33%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,282,723
Series 2005 A, RB(h)	0.00%	05/15/2050	17,475	3,646,028
Series 2005 B, RB(h)	0.00%	05/15/2055	7,700	952,334
Series 2008 A, RB(h)	0.00%	05/15/2057	9,870	456,285
Series 2008 B, RB(h)	0.00%	05/15/2057	28,400	888,508
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	12,000	8,757,978
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	2,660	2,720,628
Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,246,455
				19,950,939
Virgin Islands–0.69%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2041	1,225	1,331,815
Guam–0.63%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,227,071
TOTAL INVESTMENTS IN SECURITIES(k)–154.03% (Cost $300,996,472)				297,607,524
FLOATING RATE NOTE OBLIGATIONS–(12.19)%
Notes with interest and fee rates ranging from 2.12% to 2.95% at 05/31/2026 and contractual maturities of collateral ranging from 12/01/2042 to 12/01/2058(l)				(23,555,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.76)%				(78,756,502)
OTHER ASSETS LESS LIABILITIES–(1.08)%				(2,077,152)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$193,218,870
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $12,399,939, which represented 6.42% of the Trust’s Net Assets.

(g)	Restricted security. The value of this security at May 31, 2026 represented 1.44% of the Trust’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $8,545,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	8.76%

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $33,660,672 are held by TOB Trusts and serve as collateral for the $23,555,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust